Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 97.9% of Net Assets
	ABS Car Loan — 8.6%
$255,000	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$254,904
6,094	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026(a)	6,083
80,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	80,994
420,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	425,279
250,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	253,289
215,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	207,755
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	478,828
335,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	332,119
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	880,159
1,210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,219,969
1,185,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.510%, 11/15/2027	1,211,026
170,000	Carmax Auto Owner Trust, Series 2023-3, Class A3, 5.280%, 5/15/2028	172,116
1,055,000	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	1,056,415
73,487	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	69,271
363,344	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	352,272
590,628	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027(a)	592,004
675,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	678,288
480,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A3, 6.160%, 10/10/2028(a)	489,118
845,000	Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, 6.570%, 10/15/2032(a)	853,522
710,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	718,231
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	471,384
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	133,532
23,297	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	23,248
12,921	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026(a)	12,899
410,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	394,480
630,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028(a)	635,120
345,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	343,244
16,314	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	16,293
680,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	678,644
360,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.720%, 4/15/2027	359,551
380,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class B, 5.610%, 9/15/2027	378,317
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$355,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.320%, 3/15/2027	$358,116
222,923	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027(a)	219,851
490,000	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027(a)	494,879
430,000	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027(a)	427,923
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	450,763
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031(a)	582,701
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	526,850
1,035,000	Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.280%, 2/15/2036(a)	1,062,065
329,561	Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.830%, 12/15/2026(a)	323,781
340,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3, 4.590%, 6/15/2027(a)	336,144
380,000	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	382,884
10,795	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025(a)	10,772
583,118	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026(a)	577,710
280,000	GM Financial Automobile Leasing Trust, Series 2023-2, Class A3, 5.050%, 7/20/2026	279,985
265,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	268,800
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	221,791
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	727,860
370,000	Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A3, 5.150%, 6/15/2026(a)	370,664
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	228,826
250,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.180%, 8/25/2028(a)	252,926
430,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	409,395
340,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	338,582
560,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	552,984
285,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.430%, 3/15/2027	281,622
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	114,066
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	172,153
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	547,382
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	604,958
420,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	424,269
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	418,045
370,000	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	374,277

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$320,000	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027(a)	$318,202
2,836	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026(a)	2,832
1,050,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027(a)	1,018,440
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	698,668
14,975	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	14,933
380,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A3, 5.070%, 9/15/2026	379,912
360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	343,833
		28,898,198
	ABS Credit Card — 0.3%
960,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026(a)	933,265
230,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	230,196
		1,163,461
	ABS Home Equity — 0.0%
1,498	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	1,477
	ABS Other — 2.9%
125,000	Affirm Asset Securitization Trust, Series 2022-A, Class A, 4.300%, 5/17/2027(a)	123,210
105,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	105,604
320,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	325,034
200,000	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	200,644
268,837	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	240,154
170,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	170,837
61,728	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035(a)	61,324
30,513	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032(a)	30,304
375,219	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	376,206
500,000	Daimler Trucks Retail Trust, Series 2023-1, Class A4, 5.930%, 12/16/2030	509,377
735,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	750,094
645,000	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	645,281
115,901	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034(a)	114,180
137,901	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	136,374
440,000	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	440,997
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	627,467
76,666	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	74,692
455,000	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	459,800
Principal Amount	Description	Value (†)
	ABS Other — continued
$40,525	Marlette Funding Trust, Series 2022-3A, Class A, 5.180%, 11/15/2032(a)	$40,411
760,000	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	769,108
47,759	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	44,684
1,135,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	1,108,801
363,097	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	353,969
1,165,000	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	1,176,653
56,241	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	53,179
785,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	787,202
		9,725,586
	ABS Student Loan — 0.1%
84,362	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	79,551
46,592	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	41,707
56,655	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	51,856
		173,114
	ABS Whole Business — 0.2%
506,913	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048(a)	494,573
	Aerospace & Defense — 0.3%
600,000	RTX Corp., 6.100%, 3/15/2034	651,147
305,000	Textron, Inc., 6.100%, 11/15/2033	325,300
		976,447
	Agency Commercial Mortgage-Backed Securities — 0.5%
701,647	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	685,914
914,938	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	872,989
		1,558,903
	Apartment REITs — 0.1%
225,000	Invitation Homes Operating Partnership LP, 2.000%, 8/15/2031	179,046
	Automotive — 3.3%
625,000	American Honda Finance Corp., GMTN, 5.850%, 10/04/2030	666,186
735,000	Daimler Truck Finance North America LLC, 5.200%, 1/17/2025(a)	734,537
340,000	Daimler Truck Finance North America LLC, 5.400%, 9/20/2028(a)	346,587
665,000	Denso Corp., 1.239%, 9/16/2026(a)	603,030
930,000	Ford Motor Credit Co. LLC, 6.798%, 11/07/2028	973,120
875,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	884,961
1,180,000	General Motors Financial Co., Inc., 6.100%, 1/07/2034	1,214,938
180,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025(a)	173,644
815,000	Harley-Davidson Financial Services, Inc., 6.500%, 3/10/2028(a)	845,997
325,000	Hyundai Capital America, 2.100%, 9/15/2028(a)	284,085
255,000	Hyundai Capital America, 5.950%, 9/21/2026(a)	259,335

Principal Amount	Description	Value (†)
	Automotive — continued
$240,000	Kia Corp., 1.000%, 4/16/2024(a)	$236,738
495,000	LKQ Corp., 5.750%, 6/15/2028	506,618
340,000	Mercedes-Benz Finance North America LLC, 4.800%, 3/30/2028(a)	343,280
515,000	Mercedes-Benz Finance North America LLC, 5.100%, 8/03/2028(a)	524,946
315,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	332,334
370,000	Toyota Motor Credit Corp., MTN, 5.000%, 8/14/2026	374,429
325,000	Toyota Motor Credit Corp., MTN, 5.250%, 9/11/2028	336,524
420,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	442,482
840,000	Volkswagen Group of America Finance LLC, 6.200%, 11/16/2028(a)	881,217
		10,964,988
	Banking — 14.0%
800,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	817,457
200,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	210,690
700,000	AIB Group PLC, (fixed rate to 10/14/2025, variable rate thereafter), 7.583%, 10/14/2026(a)	721,952
360,000	Ally Financial, Inc., (fixed rate to 1/03/2029, variable rate thereafter), 6.848%, 1/03/2030	369,862
615,000	Ally Financial, Inc., 7.100%, 11/15/2027	639,200
310,000	American Express Co., (fixed rate to 10/30/2030, variable rate thereafter), 6.489%, 10/30/2031	336,185
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	332,273
355,000	ASB Bank Ltd., (fixed rate to 6/17/2027, variable rate thereafter), 5.284%, 6/17/2032(a)	348,612
800,000	Banco Santander SA, 6.938%, 11/07/2033	888,151
840,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	816,949
265,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	265,610
315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026(a)	318,323
1,150,000	Bank of Montreal, 5.717%, 9/25/2028	1,191,769
570,000	Bank of New York Mellon Corp., (fixed rate to 4/26/2026, variable rate thereafter), 4.947%, 4/26/2027	570,170
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	231,342
560,000	BNP Paribas SA, (fixed rate to 12/05/2033, variable rate thereafter), 5.894%, 12/05/2034(a)	585,631
475,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	501,320
435,000	Canadian Imperial Bank of Commerce, 6.092%, 10/03/2033	464,118
385,000	Capital One Financial Corp., (fixed rate to 6/08/2028, variable rate thereafter), 6.312%, 6/08/2029	394,975
605,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	628,070
1,700,000	Citibank NA, 5.488%, 12/04/2026	1,730,596
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	495,674
490,000	Citigroup, Inc., (fixed rate to 5/25/2033, variable rate thereafter), 6.174%, 5/25/2034	507,040
705,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	649,143
Principal Amount	Description	Value (†)
	Banking — continued
$435,000	Cooperatieve Rabobank UA, (fixed rate to 2/28/2028, variable rate thereafter), 5.564%, 2/28/2029(a)	$441,758
485,000	Credit Agricole SA, (fixed rate to 10/03/2028, variable rate thereafter), 6.316%, 10/03/2029(a)	507,970
335,000	Credit Suisse AG, 5.000%, 7/09/2027	335,071
800,000	Danske Bank AS, (fixed rate to 9/10/2024, variable rate thereafter), 0.976%, 9/10/2025(a)	773,663
855,000	Danske Bank AS, (fixed rate to 9/22/2025, variable rate thereafter), 6.259%, 9/22/2026(a)	869,680
430,000	Discover Financial Services, (fixed rate to 11/02/2033, variable rate thereafter), 7.964%, 11/02/2034	478,367
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026(a)	547,347
720,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	741,773
460,000	Fifth Third Bancorp, (fixed rate to 7/27/2028, variable rate thereafter), 6.339%, 7/27/2029	478,942
1,650,000	Goldman Sachs Group, Inc., (fixed rate to 8/10/2025, variable rate thereafter), 5.798%, 8/10/2026	1,665,940
630,000	HSBC Holdings PLC, (fixed rate to 8/14/2026, variable rate thereafter), 5.887%, 8/14/2027	638,721
520,000	HSBC USA, Inc., 3.750%, 5/24/2024	516,088
525,000	HSBC USA, Inc., 5.625%, 3/17/2025	527,482
515,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	531,032
290,000	Huntington National Bank, 5.650%, 1/10/2030	292,442
495,000	Intesa Sanpaolo SpA, 7.000%, 11/21/2025(a)	507,251
245,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	261,471
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	487,658
820,000	JPMorgan Chase & Co., (fixed rate to 6/01/2033, variable rate thereafter), 5.350%, 6/01/2034	831,672
555,000	JPMorgan Chase & Co., (fixed rate to 10/23/2033, variable rate thereafter), 6.254%, 10/23/2034	601,613
1,685,000	JPMorgan Chase Bank NA, 5.110%, 12/08/2026	1,700,119
435,000	KeyBank NA, 5.850%, 11/15/2027	434,682
245,000	Lloyds Banking Group PLC, (fixed rate to 8/07/2026, variable rate thereafter), 5.985%, 8/07/2027	249,300
965,000	Macquarie Group Ltd., (fixed rate to 12/07/2033, variable rate thereafter), 6.255%, 12/07/2034(a)	1,007,648
1,110,000	Morgan Stanley, (fixed rate to 7/20/2028, variable rate thereafter), 5.449%, 7/20/2029	1,131,036
820,000	Morgan Stanley Bank NA, 5.882%, 10/30/2026	843,145
925,000	National Australia Bank Ltd., 4.900%, 6/13/2028	935,839
1,130,000	National Bank of Canada, (fixed rate to 6/09/2024, variable rate thereafter), 3.750%, 6/09/2025	1,119,864
1,155,000	National Bank of Canada, 5.600%, 12/18/2028	1,184,074
495,000	Nationwide Building Society, (fixed rate to 10/18/2026, variable rate thereafter), 6.557%, 10/18/2027(a)	512,342
935,000	NatWest Markets PLC, 1.600%, 9/29/2026(a)	853,266
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	194,128
1,100,000	PNC Financial Services Group, Inc., (fixed rate to 6/12/2028, variable rate thereafter), 5.582%, 6/12/2029	1,123,465
480,000	Santander Holdings USA, Inc., (fixed rate to 11/09/2030, variable rate thereafter), 7.660%, 11/09/2031	519,409

Principal Amount	Description	Value (†)
	Banking — continued
$940,000	Standard Chartered PLC, (fixed rate to 2/08/2029, variable rate thereafter), 7.018%, 2/08/2030(a)	$991,996
825,000	State Street Corp., (fixed rate to 11/21/2028, variable rate thereafter), 5.684%, 11/21/2029	853,048
505,000	Svenska Handelsbanken AB, 5.500%, 6/15/2028(a)	513,977
360,000	Swedbank AB, 5.472%, 6/15/2026(a)	364,843
850,000	Swedbank AB, 6.136%, 9/12/2026(a)	866,797
560,000	Synchrony Bank, 5.400%, 8/22/2025	551,622
285,000	Synchrony Financial, 4.875%, 6/13/2025	280,132
290,000	Toronto-Dominion Bank, MTN, 5.523%, 7/17/2028	298,567
630,000	Truist Financial Corp., MTN, (fixed rate to 1/26/2033, variable rate thereafter), 5.122%, 1/26/2034	610,031
525,000	Truist Financial Corp., MTN, (fixed rate to 10/30/2028, variable rate thereafter), 7.161%, 10/30/2029	567,017
815,000	UBS AG, 5.650%, 9/11/2028	845,280
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026(a)	549,926
655,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	642,003
1,340,000	Wells Fargo & Co., MTN, (fixed rate to 7/25/2028, variable rate thereafter), 5.574%, 7/25/2029	1,368,232
		47,162,841
	Brokerage — 0.5%
680,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	712,568
175,000	Blue Owl Finance LLC, 4.375%, 2/15/2032(a)	152,685
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	317,756
530,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	543,463
		1,726,472
	Chemicals — 0.5%
240,000	Cabot Corp., 4.000%, 7/01/2029	227,596
535,000	EIDP, Inc., 4.500%, 5/15/2026	532,907
845,000	FMC Corp., 5.650%, 5/18/2033	841,860
		1,602,363
	Collateralized Mortgage Obligations — 0.6%
83,462	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.939%, 7/20/2064(b)	83,037
76,751	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.937%, 7/20/2064(b)	76,341
178	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	160
107,154	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	103,753
252,214	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 6.357%, 2/20/2066(b)	251,392
756,082	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	725,278
143,917	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 5.887%, 12/20/2068(b)	143,436
249,554	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 5.837%, 10/20/2068(b)	248,774
421,696	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 5.837%, 5/20/2069(b)	418,165
		2,050,336
Principal Amount	Description	Value (†)
	Construction Machinery — 0.6%
$410,000	Caterpillar Financial Services Corp., DMTN, 4.350%, 5/15/2026	$409,127
640,000	Caterpillar Financial Services Corp., 5.150%, 8/11/2025	644,518
1,075,000	CNH Industrial Capital LLC, 5.500%, 1/12/2029	1,107,887
		2,161,532
	Consumer Cyclical Services — 0.1%
165,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	166,580
	Consumer Products — 0.0%
135,000	Whirlpool Corp., 5.500%, 3/01/2033	137,438
	Electric — 2.7%
435,000	AES Corp., 3.300%, 7/15/2025(a)	418,956
850,000	Ameren Corp., 5.000%, 1/15/2029	853,809
755,000	American Electric Power Co., Inc., 5.200%, 1/15/2029	765,167
800,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	805,253
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	113,013
745,000	DTE Energy Co., 4.220%, 11/01/2024	736,316
1,110,000	Edison International, 4.700%, 8/15/2025	1,096,246
605,000	Entergy Corp., 0.900%, 9/15/2025	562,564
665,000	Eversource Energy, 5.950%, 2/01/2029	696,424
685,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	702,918
141,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 8.562%, 4/30/2043(b)	139,526
675,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	681,386
730,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025(a)	724,138
830,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	826,741
		9,122,457
	Environmental — 0.1%
325,000	Republic Services, Inc., 5.000%, 12/15/2033	331,832
	Finance Companies — 3.0%
510,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	507,978
360,000	Air Lease Corp., 1.875%, 8/15/2026	331,132
555,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	495,074
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	193,746
100,000	Ares Capital Corp., 2.875%, 6/15/2028	88,593
50,000	Ares Capital Corp., 4.250%, 3/01/2025	48,878
360,000	Ares Capital Corp., 7.000%, 1/15/2027	370,295
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024(a)	224,641
835,000	Avolon Holdings Funding Ltd., 6.375%, 5/04/2028(a)	851,378
545,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	491,954
200,000	Barings BDC, Inc., 3.300%, 11/23/2026	182,361
430,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	389,523
275,000	Blackstone Private Credit Fund, 7.300%, 11/27/2028(a)	285,870
490,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	424,238
260,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	249,033
90,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	86,959
265,000	Blue Owl Capital Corp. II, 8.450%, 11/15/2026(a)	273,014
490,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028(a)	507,895
705,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	666,680
435,000	FS KKR Capital Corp., 3.125%, 10/12/2028	379,097
295,000	FS KKR Capital Corp., 7.875%, 1/15/2029	312,542

Principal Amount	Description	Value (†)
	Finance Companies — continued
$370,000	GATX Corp., 6.900%, 5/01/2034	$407,156
660,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	598,163
505,000	Hercules Capital, Inc., 3.375%, 1/20/2027	459,506
370,000	Main Street Capital Corp., 3.000%, 7/14/2026	338,814
340,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027	327,625
520,000	USAA Capital Corp., 3.375%, 5/01/2025(a)	509,033
		10,001,178
	Financial Other — 0.2%
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024(a)	459,291
185,000	ORIX Corp., 3.250%, 12/04/2024	181,326
		640,617
	Food & Beverage — 1.0%
280,000	Cargill, Inc., 4.500%, 6/24/2026(a)	279,433
1,135,000	Conagra Brands, Inc., 5.300%, 10/01/2026	1,148,986
680,000	JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 6.750%, 3/15/2034(a)	716,469
510,000	PepsiCo, Inc., 5.125%, 11/10/2026	520,780
915,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	797,358
		3,463,026
	Government Owned - No Guarantee — 0.3%
800,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	720,794
350,000	BOC Aviation USA Corp., 1.625%, 4/29/2024(a)	345,557
		1,066,351
	Health Care REITs — 0.1%
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	231,027
	Health Insurance — 0.2%
645,000	Humana, Inc., 5.750%, 12/01/2028	674,202
	Healthcare — 0.6%
755,000	GE HealthCare Technologies, Inc., 5.550%, 11/15/2024	755,376
320,000	IQVIA, Inc., 5.700%, 5/15/2028(a)	325,939
380,000	IQVIA, Inc., 6.250%, 2/01/2029(a)	396,700
530,000	Thermo Fisher Scientific, Inc., 5.000%, 1/31/2029	544,017
		2,022,032
	Hybrid ARMs — 0.0%
25,003	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 5.928%, 5/01/2036(b)	25,629
13,439	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.078%, 1/01/2035(b)	13,747
		39,376
	Independent Energy — 0.1%
460,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	463,353
	Life Insurance — 3.8%
290,000	Athene Global Funding, 2.500%, 3/24/2028(a)	257,360
595,000	Athene Holding Ltd., 5.875%, 1/15/2034	600,441
780,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025(a)	749,126
835,000	CNO Global Funding, 2.650%, 1/06/2029(a)	723,331
205,000	Corebridge Global Funding, 0.900%, 9/22/2025(a)	190,285
670,000	Corebridge Global Funding, 5.750%, 7/02/2026(a)	678,510
155,000	F&G Annuities & Life, Inc., 7.400%, 1/13/2028	159,834
1,170,000	F&G Global Funding, 5.150%, 7/07/2025(a)	1,152,843
995,000	GA Global Funding Trust, 2.250%, 1/06/2027(a)	903,197
665,000	Great-West Lifeco U.S. Finance 2020 LP, 0.904%, 8/12/2025(a)	621,004
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025(a)	1,292,782
Principal Amount	Description	Value (†)
	Life Insurance — continued
$705,000	Jackson National Life Global Funding, 1.750%, 1/12/2025(a)	$675,850
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025(a)	150,545
650,000	Mutual of Omaha Cos. Global Funding, 5.450%, 12/12/2028(a)	663,320
840,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	843,276
440,000	Protective Life Global Funding, 1.646%, 1/13/2025(a)	423,001
765,000	Protective Life Global Funding, 4.714%, 7/06/2027(a)	760,327
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025(a)	629,388
415,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	410,904
570,000	RGA Global Funding, 2.700%, 1/18/2029(a)	505,593
335,000	RGA Global Funding, 6.000%, 11/21/2028(a)	347,332
		12,738,249
	Lodging — 0.3%
400,000	Hyatt Hotels Corp., 5.750%, 1/30/2027	408,771
720,000	Marriott International, Inc., 5.550%, 10/15/2028	742,513
		1,151,284
	Media Entertainment — 0.5%
805,000	Fox Corp., 6.500%, 10/13/2033	871,369
550,000	Prosus NV, 4.193%, 1/19/2032(a)	474,413
250,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	251,852
		1,597,634
	Midstream — 0.4%
460,000	Enbridge, Inc., 5.700%, 3/08/2033	478,123
340,000	Targa Resources Corp., 6.150%, 3/01/2029	355,537
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	605,995
		1,439,655
	Mortgage Related — 0.5%
462	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	451
4	Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	4
10,015	Government National Mortgage Association, 3.890%, with various maturities in 2062(b)(d)	9,660
13,791	Government National Mortgage Association, 4.015%, 4/20/2063(b)	13,416
14,856	Government National Mortgage Association, 4.157%, 6/20/2066(b)	14,396
46,150	Government National Mortgage Association, 4.257%, 11/20/2066(b)	45,193
37,179	Government National Mortgage Association, 4.349%, 9/20/2066(b)	36,296
112,888	Government National Mortgage Association, 4.394%, 10/20/2066(b)	110,509
1,376	Government National Mortgage Association, 4.404%, 11/20/2064(b)	1,349
52,298	Government National Mortgage Association, 4.411%, 10/20/2066(b)	51,184
51,825	Government National Mortgage Association, 4.453%, 11/20/2066(b)	50,736
37,741	Government National Mortgage Association, 4.471%, 8/20/2066(b)	37,045
118,048	Government National Mortgage Association, 4.496%, 9/20/2066(b)	115,955
45,340	Government National Mortgage Association, 4.578%, 10/20/2066(b)	44,533

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$250,617	Government National Mortgage Association, 4.585%, 7/20/2067(b)	$246,013
624,152	Government National Mortgage Association, 4.639%, 4/20/2067(b)	613,778
391,481	Government National Mortgage Association, 4.667%, 1/20/2067(b)	385,285
61,754	Government National Mortgage Association, 4.700%, 5/20/2064(b)	61,387
		1,837,190
	Natural Gas — 0.0%
155,000	Sempra, 5.400%, 8/01/2026	157,029
	Non-Agency Commercial Mortgage-Backed Securities — 5.6%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	204,250
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	233,864
870,000	BANK, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	730,782
635,000	BANK, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	676,679
385,000	BANK, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	406,706
660,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.617%, 10/15/2037, 144A(a)(b)	652,323
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	734,986
300,000	BBCMS Mortgage Trust, Series 2023-C20, Class A5, 5.576%, 7/15/2056	312,641
176,357	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	155,501
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	246,034
755,000	Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669%, 12/15/2054	635,157
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	532,775
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.887%, 12/15/2038, 144A(a)(b)	494,628
360,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 7.260%, 4/15/2037, 144A(a)(b)	354,806
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	472,962
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	344,141
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	944,532
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	477,138
421,033	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	366,531
280,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	276,968
280,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	271,389
520,299	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	501,438
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	689,373
29,188	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	28,616
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	$415,190
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	345,543
365,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(b)	355,242
605,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	448,251
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)(b)	337,858
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	213,841
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	158,555
332,646	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	297,702
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	517,782
776,275	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD SOFR + 1.064%, 6.427%, 11/15/2038, 144A(a)(b)	761,171
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	124,961
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	469,847
845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	739,450
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/15/2040(a)	467,097
980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 6.912%, 2/15/2039, 144A(a)(b)	949,769
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	192,167
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	400,216
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	764,295
252,431	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	251,348
2	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	2
		18,954,507
	Office REITs — 0.2%
265,000	Highwoods Realty LP, 7.650%, 2/01/2034	285,883
485,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	428,662
		714,545
	Packaging — 0.1%
335,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	329,040
	Pharmaceuticals — 0.5%
1,165,000	Bayer U.S. Finance LLC, 6.500%, 11/21/2033(a)	1,203,930
585,000	Bristol-Myers Squibb Co., 5.900%, 11/15/2033	637,374
		1,841,304
	Property & Casualty Insurance — 0.1%
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	209,022
	Railroads — 0.2%
545,000	Norfolk Southern Corp., 5.050%, 8/01/2030	557,980
215,000	Union Pacific Corp., 3.646%, 2/15/2024	214,409
		772,389

Principal Amount	Description	Value (†)
	Refining — 0.2%
$540,000	Phillips 66 Co., 4.950%, 12/01/2027	$544,536
	Retailers — 1.0%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	337,660
290,000	AutoNation, Inc., 4.500%, 10/01/2025	283,902
525,000	AutoZone, Inc., 5.050%, 7/15/2026	528,214
295,000	AutoZone, Inc., 6.250%, 11/01/2028	313,442
375,000	O'Reilly Automotive, Inc., 5.750%, 11/20/2026	383,984
1,330,000	Tapestry, Inc., 7.700%, 11/27/2030	1,400,097
		3,247,299
	Technology — 1.0%
205,000	Avnet, Inc., 5.500%, 6/01/2032	202,820
305,000	Avnet, Inc., 6.250%, 3/15/2028	315,921
440,000	Broadcom, Inc., 4.000%, 4/15/2029(a)	424,714
570,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	522,331
330,000	Equifax, Inc., 5.100%, 6/01/2028	332,733
355,000	Flex Ltd., 6.000%, 1/15/2028	366,552
525,000	Global Payments, Inc., 1.500%, 11/15/2024	506,210
285,000	Microchip Technology, Inc., 0.972%, 2/15/2024	283,297
350,000	Micron Technology, Inc., 6.750%, 11/01/2029	378,205
200,000	Qorvo, Inc., 1.750%, 12/15/2024	191,891
		3,524,674
	Tobacco — 0.7%
970,000	Altria Group, Inc., 6.200%, 11/01/2028	1,017,288
355,000	BAT Capital Corp., 6.343%, 8/02/2030	372,716
275,000	Philip Morris International, Inc., 5.125%, 2/15/2030	279,488
595,000	Philip Morris International, Inc., 5.500%, 9/07/2030	616,649
		2,286,141
	Transportation Services — 0.7%
275,000	Element Fleet Management Corp., 3.850%, 6/15/2025(a)	267,205
1,055,000	Element Fleet Management Corp., 6.319%, 12/04/2028(a)	1,089,583
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025(a)	171,151
240,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.550%, 5/01/2028(a)	243,682
625,000	Ryder System, Inc., 6.300%, 12/01/2028	662,667
		2,434,288
Principal Amount	Description	Value (†)
	Treasuries — 41.0%
$3,635,000	U.S. Treasury Notes, 2.750%, 7/31/2027	$3,489,316
5,200,000	U.S. Treasury Notes, 3.250%, 6/30/2027	5,081,578
30,555,000	U.S. Treasury Notes, 3.500%, 4/30/2028	30,069,223
11,235,000	U.S. Treasury Notes, 3.625%, 3/31/2028	11,112,556
13,355,000	U.S. Treasury Notes, 3.625%, 5/31/2028	13,213,625
17,710,000	U.S. Treasury Notes, 3.875%, 11/30/2027	17,672,643
1,105,000	U.S. Treasury Notes, 3.875%, 12/31/2027	1,103,187
160,000	U.S. Treasury Notes, 3.875%, 8/15/2033	159,800
13,855,000	U.S. Treasury Notes, 4.125%, 7/31/2028	13,997,880
9,155,000	U.S. Treasury Notes, 4.375%, 11/30/2028	9,368,140
9,830,000	U.S. Treasury Notes, 4.500%, 11/15/2033	10,319,964
3,290,000	U.S. Treasury Notes, 4.625%, 6/30/2025	3,297,839
10,305,000	U.S. Treasury Notes, 4.750%, 7/31/2025	10,351,695
3,335,000	U.S. Treasury Notes, 4.875%, 11/30/2025	3,369,523
5,510,000	U.S. Treasury Notes, 5.000%, 10/31/2025	5,572,848
		138,179,817
	Wireless — 0.1%
405,000	Crown Castle, Inc., 5.800%, 3/01/2034	419,175
	Wirelines — 0.1%
280,000	AT&T, Inc., 5.400%, 2/15/2034	288,771
	Total Bonds and Notes (Identified Cost $332,119,671)	329,865,355

Short-Term Investments — 1.2%
4,033,455	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $4,034,576 on 1/02/2024 collateralized by $4,572,800 U.S. Treasury Note, 0.625% due 3/31/2027 valued at $4,114,153 including accrued interest(e) (Identified Cost $4,033,455)	4,033,455
	Total Investments — 99.1% (Identified Cost $336,153,126)	333,898,810
	Other assets less liabilities — 0.9%	3,008,875
	Net Assets — 100.0%	$336,907,685

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of Rule 144A holdings amounted to
$82,289,773 or 24.4% of net assets.

(b)
Variable rate security. Rate as of December 31, 2023 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the
Portfolio of Investments.

(e)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker.

Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/28/2024	67	$7,150,806	$7,287,820	$137,014
Ultra 10-Year U.S. Treasury Notes Futures	3/19/2024	125	14,190,371	14,751,953	561,582
Total					$698,596
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$2,050,176	$160	$2,050,336
All Other Bonds and Notes(a)	—	327,815,019	—	327,815,019
Total Bonds and Notes	—	329,865,195	160	329,865,355
Short-Term Investments	—	4,033,455	—	4,033,455
Total Investments	—	333,898,650	160	333,898,810
Futures Contracts (unrealized appreciation)	698,596	—	—	698,596
Total	$698,596	$333,898,650	$160	$334,597,406

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or December 31, 2023:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2023
Bonds and Notes
Collateralized Mortgage Obligations	$166	$—	$—	$4	$—	$(10)	$—	$—	$160	$3
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2023, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of December 31, 2023:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$698,596
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.
Industry Summary at December 31, 2023 (Unaudited)
Treasuries	41.0%
Banking	14.0
ABS Car Loan	8.6
Non-Agency Commercial Mortgage-Backed Securities	5.6
Life Insurance	3.8
Automotive	3.3
Finance Companies	3.0
ABS Other	2.9
Electric	2.7
Other Investments, less than 2% each	13.0
Short-Term Investments	1.2
Total Investments	99.1
Other assets less liabilities (including futures contracts)	0.9
Net Assets	100.0%